Equity based compensation (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Restricted Stock Unit, Activity
A summary of the status of service-vesting awards granted under the RSU Plan for years ended December 31, 2024, and December 31, 2023 is presented below:

	RSUs and DEUs Outstanding
	RSUs	Weighted average grant date fair value	DEUs	Weighted average grant date fair value	Total
Unvested balance, January 1, 2023	$291,587	$3.16	$7,101	$2.66	$298,688
Granted	—	—	9,891	2.15	9,891
Vested	(97,190)	3.16	(2,341)	2.66	(99,531)
Forfeitures	—	—	—	—	—
Unvested balance, December 31, 2023	$194,397	$3.16	$14,651	$2.31	$209,048
Granted	1,435,700	1.57	16,927	1.50	1,452,627
Vested	(129,127)	2.77	(7,299)	2.31	(136,426)
Forfeitures	(91,190)	1.75	(1,107)	2.06	(92,297)
Unvested balance, December 31, 2024	$1,409,780	$1.67	$23,172	$1.73	$1,432,952
A summary of the status of service-vesting awards granted under the RSU Plan for the nine months ended September 30, 2025 is presented below:

	RSUs and DEUs Outstanding
	RSUs	Weighted average grant date fair value	DEUs	Weighted average grant date fair value	Total
Unvested balance, January 1, 2025	1,409,780	$1.67	23,172	$1.73	1,432,952
Granted	652,135	1.69	48,516	1.75	700,651
Vested	(1,963,099)	1.68	(68,804)	1.75	(2,031,903)
Forfeitures	(98,816)	1.57	(2,884)	1.68	(101,700)
Unvested balance, September 30, 2025	—	$—	—	$—	—